Stock Option Plan and Stock-Based Compensation - Summary of Outstanding Options that are Vesting (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Additional Disclosure [Abstract]
Beginning balance	1,760,984	1,809,829
Number of Options, Options Granted (in shares)	1,377,527	8,143
Number of Options, Exercise of stock options (in shares)	(78,377)	(23,101)
Number of Options, Options forfeited (in shares)	(831,282)	(33,887)
Ending balance	2,228,853	1,760,984	1,809,829
Number of Options, Vested and expected to vest (in shares)	2,223,748
Number of Options, Exercisable of stock options (in shares)	1,791,956
Weighted- Average Price Per Share, Options outstanding, beginning balance	$ 7.28	$ 7.56
Weighted- Average Price Per Share, Options granted	10.64	16.52
Weighted- Average Price Per Share, Options exercised	8.68	5.88
Weighted- Average Price Per Share, Options forfeited	0.56	13.72
Weighted- Average Price Per Share, Options outstanding, ending balance	7.84	7.28	$ 7.56
Weighted- Average Price Per Share, Vested and expected to vest	7.84
Weighted- Average Price Per Share, Options exercisable	7.56
Weighted- Average Exercise Price, Options outstanding, beginning balance	14.84	15.12
Weighted- Average Exercise Price, Options granted	12.6	30.52
Weighted- Average Exercise Price, Options exercised	10.92	12.04
Weighted- Average Exercise Price, Options forfeited	22.96	27.16
Weighted- Average Exercise Price, Options outstanding, ending balance	10.64	$ 14.84	$ 15.12
Weighted- Average Exercise Price, Vested and expected to vest	10.64
Weighted- Average Exercise Price, Options exercisable	$ 10.08
Weighted- Average Remaining Contractual Life, Options outstanding (years)	6 years 2 months 23 days	6 years 10 days	7 years 10 days
Weighted- Average Remaining Contractual Life, Vested and expected to vest (years)	6 years 2 months 23 days
Weighted- Average Remaining Contractual Life, Exercisable (years)	5 years 6 months 10 days